Convertible notes payable	6 Months Ended
Jun. 30, 2026
Convertible Notes Payable
Convertible notes payable

Note 9 — Convertible notes payable

Convertible notes payable includes the followings:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Investors	-	-	-
Total	-	-	-

During the six months ended June 30, 2026, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of the Company of par value USD 0.0000001. As of December 31, 2025 and June 30, 2026, there were RMB nil and nil convertible notes payable outstanding, respectively. During the six months ended June 30, 2026, the cash received from convertible notes payable issued by Company was nil. The total amount of convertible notes payable converted to shares was nil. The balance of the convertible notes payable was nil for the six months ended June 30, 2026.

The issuance of convertible notes payable during the six months ended June 30, 2026 are as followings:

On May 6, 2025, the Company entered into Convertible Note Purchase Agreements (“Purchase Agreements”) with certain investors (the “Investors”). On May 8, 2025, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is $36,000,000. The Note has a term of 360 days commencing on the earlier of May 8, 2025 or the effective date of each of the Notes. The Notes carry an aggregate original issue discount of $2,880,000. The Company bore the costs and other transaction expenses incurred in connection with the purchase and sale of the Notes.

On May 16, 2025, the Company entered into Convertible Note Purchase Agreements (“CNPA”) with certain investors (the “Investors”). Pursuant to the CNPAs, the Company will issue to the Investors convertible notes in one or more tranches with an aggregate original principal amount of $80,000,000 (the “Notes”). On May 20, 2025, the Company issued in the aggregate $20,000,000 of Notes to the Investors.

On May 25, 2025, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is $10,000,000.

On June 20, 2025, MicroAlgo Inc. (the “Company”) entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with its parent company, WiMi Hologram Cloud Inc. (the “Purchaser”). Pursuant to the Purchase Agreement, the Company issued an Unsecured Convertible Promissory Note (the “Note”) to the Purchaser in the principal amount of $35,000,000 for a purchase price of $32,200,000.

As of December 31, 2025, all the convertible note mentioned above has been converted into shares. The coupon rate and effective interest rate were 0.0% and 8.7%, respectively, with the maturity of 360 days. During the year ended December 31, 2025, the Company confirmed finance cost-discount on conversion of convertible notes payable with the amount of $391,052.